Organization and principal activities (Summary of Key Equity Transactions ) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Nov. 05, 2013	Apr. 02, 2014
Class of Share [Line Items]
Shares issued, value		$ 210,421
Share-based compensation expenses	6,173	2,865	1,671
Proceeds from issuance of ordinary shares		15,000
Ordinary shares [Member]
Class of Share [Line Items]
Conversion of shares					44,245,388
Repurchase of shares				27,603,750
Class A Ordinary Shares [Member]
Class of Share [Line Items]
Shares issued					27,064,706
Proceeds from shares issued					214,954
Preference shares [Member]
Class of Share [Line Items]
Conversion of shares					87,566,599
ADS [Member]
Class of Share [Line Items]
Shares issued					12,650,000
Shares issued by the selling shareholders						4,900,000
Shares issued, price per share						$ 38.00
Share repurchase price per share				40.00
DCM [Member] | Class A Ordinary Shares [Member]
Class of Share [Line Items]
Shares issued					1,764,706
Proceeds from shares issued					15,000
Shares issued, price per share					8.50
Tencent [Member] | Ordinary shares [Member]
Class of Share [Line Items]
Proceeds from issuance of ordinary shares				736,100
Tencent [Member] | Class A Ordinary Shares [Member]
Class of Share [Line Items]
Shares issued				36,805,000
Tencent [Member] | ADS [Member]
Class of Share [Line Items]
Shares issued, price per share				40.00
Follow on Offering [Member]
Class of Share [Line Items]
Proceeds from issuance of ordinary shares						$ 72,960
Follow on Offering [Member] | Class A Ordinary Shares [Member]
Class of Share [Line Items]
Shares issued	4,000,000
Follow on Offering [Member] | ADS [Member]
Class of Share [Line Items]
Shares issued						2,000,000